PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 10,026	$ 9,698
Accumulated depreciation	8,818	8,448
Depreciated cost	1,208	1,250
Depreciation	370	299	179
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	5,139	5,023
Accumulated depreciation	4,978	4,885
Laboratory equipment and office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	4,219	4,032
Accumulated depreciation	3,281	3,060
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	668	643
Accumulated depreciation	$ 559	$ 503